DEBT - Schedule of Outstanding Exchangeable (Details)	Aug. 27, 2020 USD ($) $ / shares	Jan. 18, 2017	Dec. 31, 2024 $ / shares
2020 Exchangeable Notes
Debt Instrument [Line Items]
Principal amount | $	$ 460,000,000
Cash coupon rate (per annum)	0.00%
Conversion rate effective (per $1000 principal amount)		0.00334
Effective conversion price (per ADS) (in usd per share) | $ / shares	$ 299.19		$ 299.19
2017 Exchangeable Notes
Debt Instrument [Line Items]
Conversion rate effective (per $1000 principal amount)	0.01205